Consolidated statements of financial position (Details 6) - EUR (€)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Statement of financial position [abstract]
Loss for the period (accounting profit before income tax)	€ (33,983,614)	€ (53,254,817)	€ (29,814,634)
Tax rate	28.70%	29.60%	29.10%
Tax benefits at tax rate	€ 9,761,910	€ 15,815,083	€ 8,715,116
Tax losses for which no deferred income tax asset was recognized	(9,761,910)	(15,815,083)	(8,715,116)
Income tax	€ 0	€ 0	€ 0